Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000001792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class A/TAGRX)
Account Value	$ 28,170.640126	$ 28,170.640126	$ 28,170.640126	$ 20,541.03786	$ 18,547.316681	$ 24,004.595314	$ 15,999.223196	$ 14,561.051045	$ 12,859.641969	$ 13,148.867213	$ 10,403.358817	$ 10,365.427675	$ 9,500
Average Annual Return, Percent	30.29%	12.94%	10.91%
C000001792 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class A/TAGRX)—excluding sales charge
Average Annual Return, Percent	37.14%	14.11%	11.48%
C000001794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class C/JHLVX)
Account Value	$ 27,509.025171	$ 27,509.025171	$ 27,509.025171	20,211.513654	18,385.558695	23,976.153437	16,098.535295	14,761.860219	13,136.024105	13,532.633382	10,787.794931	10,827.7778	10,000
Average Annual Return, Percent	35.11%	13.26%	10.65%
C000001794 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class C/JHLVX)—excluding sales charge
Average Annual Return, Percent	36.11%	13.26%	10.65%
C000001795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class I/JLVIX)
Account Value	$ 760,294.83378	$ 760,294.83378	$ 760,294.83378	553,094.105895	498,130.070303	643,146.847117	427,554.468733	388,106.138302	341,921.700572	348,784.638239	275,226.693442	273,498.7475	250,000
Average Annual Return, Percent	37.46%	14.39%	11.76%
C000177896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class NAV/JLCNX)
Account Value	$ 30,498.287801	$ 30,498.287801	$ 30,498.287801	22,161.116292	19,932.502997	25,708.077669	17,069.911567	15,476.538758	13,617.713271	13,874.895701	10,950.904018	10,910.9765	10,000
Average Annual Return, Percent	37.62%	14.53%	11.80%
C000113486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class R2/JLCYX)
Account Value	$ 29,271.411481	$ 29,271.411481	$ 29,271.411481	21,368.021716	19,312.728335	25,028.413584	16,700.168151	15,218.839793	13,457.558062	13,783.46732	10,920.388134	10,894.703	10,000
Average Annual Return, Percent	36.99%	13.98%	11.34%
C000078716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class R4/JLCFX)
Account Value	$ 29,970.812568	$ 29,970.812568	$ 29,970.812568	21,829.136775	19,686.416243	25,456.083027	16,947.61688	15,406.498377	13,591.747665	13,882.76045	10,972.300821	10,921.1028	10,000
Average Annual Return, Percent	37.30%	14.23%	11.60%
C000078717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class R5/JLCVX)
Account Value	$ 30,574.160398	$ 30,574.160398	$ 30,574.160398	22,227.729049	20,008.346979	25,816.685255	17,153.57657	15,563.532759	13,700.541726	13,968.478943	11,018.410403	10,944.1104	10,000
Average Annual Return, Percent	37.55%	14.46%	11.82%
C000106439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Core Fund (Class R6/JLCWX)
Account Value	$ 3,074,482.962315	$ 3,074,482.962315	$ 3,074,482.962315	2,233,866.800186	2,009,858.394591	2,592,118.14251	1,721,283.94739	1,560,809.562002	1,373,573.75397	1,399,487.333185	1,103,205.056227	1,094,879.82	1,000,000
Average Annual Return, Percent	37.63%	14.52%	11.89%
C000134711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class A/JEEBX)
Account Value	$ 17,342.760925	$ 17,342.760925	$ 17,342.760925	13,425.801575	13,299.437106	15,510.540139	12,148.650044	12,955.662124	10,824.007881	11,181.754358	9,778.610575	9,434.85603	9,500
Average Annual Return, Percent	22.71%	4.93%	5.66%
C000134711 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class A/JEEBX)—excluding sales charge
Average Annual Return, Percent	29.17%	6.01%	6.20%
C000141694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class C/JEEFX)
Account Value	$ 16,995.196156	$ 16,995.196156	$ 16,995.196156	13,247.670281	13,217.563579	15,522.570447	12,241.158012	13,150.815857	11,057.324346	11,505.577384	10,130.987298	9,841.7125	10,000
Average Annual Return, Percent	27.29%	5.26%	5.45%
C000141694 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class C/JEEFX)—excluding sales charge
Average Annual Return, Percent	28.29%	5.26%	5.45%
C000134712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class I/JEEIX)
Account Value	$ 469,829.615061	$ 469,829.615061	$ 469,829.615061	362,734.829891	358,526.538598	416,712.002117	325,261.161007	345,986.080112	288,019.445018	296,597.553445	258,804.222698	248,888.2725	250,000
Average Annual Return, Percent	29.52%	6.31%	6.51%
C000134713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class NAV)
Account Value	$ 19,008.845956	$ 19,008.845956	$ 19,008.845956	14,656.638837	14,470.437016	16,805.793822	13,100.105531	13,916.834296	11,579.394167	11,913.140071	10,379.303787	9,971.8867	10,000
Average Annual Return, Percent	29.69%	6.43%	6.63%
C000134714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Infrastructure Fund (Class R6/JEEDX)
Account Value	$ 1,902,002.875487	$ 1,902,002.875487	$ 1,902,002.875487	1,465,590.424182	1,447,123.850382	1,680,959.91484	1,310,402.766096	1,392,281.460425	1,158,463.819099	1,191,928.670681	1,038,568.205776	997,810.05	1,000,000
Average Annual Return, Percent	29.78%	6.44%	6.64%
C000134721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund (Class A/JCCAX)
Account Value	$ 22,396.265188	$ 22,396.265188	$ 22,396.265188	17,421.722747	18,363.134935	21,586.436279	14,054.693176	13,548.632251	12,493.023142	13,518.585924	10,662.526569	9,438.438575	9,500
Average Annual Return, Percent	22.13%	9.45%	8.39%
C000134721 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund (Class A/JCCAX)—excluding sales charge
Average Annual Return, Percent	28.55%	10.57%	8.95%
C000134719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund (Class I/JCCIX)
Account Value	$ 602,324.796417	$ 602,324.796417	$ 602,324.796417	467,161.396111	491,119.372896	576,055.035725	374,201.312898	359,844.202141	330,783.219258	357,512.938678	281,981.505221	249,136.9425	250,000
Average Annual Return, Percent	28.93%	10.85%	9.19%
C000134720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund (Class NAV)
Account Value	$ 24,364.605545	$ 24,364.605545	$ 24,364.605545	18,876.620562	19,826.163746	23,230.15747	15,077.625894	14,475.994306	13,288.481758	14,344.197325	11,295.087273	9,977.3732	10,000
Average Annual Return, Percent	29.07%	10.97%	9.31%
C000193016 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Core Fund (Class R6/JORSX)
Account Value	$ 2,419,063.862187	$ 2,419,063.862187	$ 2,419,063.862187	1,874,658.541346	1,968,888.522196	2,306,626.856332	1,496,229.832297	1,436,526.856753	1,320,029.197924	1,424,038.706592	1,122,371.207812	993,519.85	1,000,000
Average Annual Return, Percent	29.04%	10.99%	9.24%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.481145	$ 33,950.481145	$ 33,950.481145	24,598.754459	22,333.509473	26,155.035891	18,301.246096	16,681.399012	14,591.055765	13,592.517235	10,994.304941	10,519.9528	10,000
Average Annual Return, Percent	38.02%	15.27%	13.00%
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 23,807.579221	$ 23,807.579221	$ 23,807.579221	17,928.635901	16,224.730007	20,270.094866	14,765.792618	14,077.706694	12,503.352669	12,568.412807	10,201.393973	9,996.6685	10,000
Average Annual Return, Percent	32.79%	11.08%	9.06%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,297.627659	$ 32,297.627659	$ 32,297.627659	23,428.66283	21,617.118869	25,894.269893	17,994.731056	16,336.85389	14,395.009565	13,504.273239	10,892.349835	10,448.9922	10,000
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,460.25412	$ 21,460.25412	$ 21,460.25412	$ 16,006.185594	$ 17,505.515107	$ 21,489.949177	$ 14,250.521509	$ 14,270.101372	$ 13,602.915243	$ 13,355.41929	$ 10,446.266195	$ 10,033.6154	$ 10,000
Average Annual Return, Percent	34.07%	8.50%	7.94%